Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2012
THE HARTFORD ADVISERS FUND (Prospectus Summary) | THE HARTFORD ADVISERS FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITTAX
THE HARTFORD ADVISERS FUND (Prospectus Summary) | THE HARTFORD ADVISERS FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHABX
THE HARTFORD ADVISERS FUND (Prospectus Summary) | THE HARTFORD ADVISERS FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFCX
THE HARTFORD ADVISERS FUND (Prospectus Summary) | THE HARTFORD ADVISERS FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITTRX
THE HARTFORD ADVISERS FUND (Prospectus Summary) | THE HARTFORD ADVISERS FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITTSX
THE HARTFORD ADVISERS FUND (Prospectus Summary) | THE HARTFORD ADVISERS FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITTTX
THE HARTFORD ADVISERS FUND (Prospectus Summary) | THE HARTFORD ADVISERS FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHAYX
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBAAX
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBABX
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBACX
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBAIX
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBARX
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBASX
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBATX
THE HARTFORD BALANCED INCOME FUND (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLAX
THE HARTFORD BALANCED INCOME FUND (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLBX
THE HARTFORD BALANCED INCOME FUND (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLCX
THE HARTFORD BALANCED INCOME FUND (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLIX
THE HARTFORD BALANCED INCOME FUND (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLRX
THE HARTFORD BALANCED INCOME FUND (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLSX
THE HARTFORD BALANCED INCOME FUND (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLTX
THE HARTFORD BALANCED INCOME FUND (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLYX
THE HARTFORD CAPITAL APPRECIATION FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITHAX
THE HARTFORD CAPITAL APPRECIATION FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHCAX
THE HARTFORD CAPITAL APPRECIATION FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCACX
THE HARTFORD CAPITAL APPRECIATION FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITHIX
THE HARTFORD CAPITAL APPRECIATION FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITHRX
THE HARTFORD CAPITAL APPRECIATION FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITHSX
THE HARTFORD CAPITAL APPRECIATION FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITHTX
THE HARTFORD CAPITAL APPRECIATION FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCAYX
THE HARTFORD CAPITAL APPRECIATION II FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION II FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTAX
THE HARTFORD CAPITAL APPRECIATION II FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION II FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTBX
THE HARTFORD CAPITAL APPRECIATION II FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION II FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFCCX
THE HARTFORD CAPITAL APPRECIATION II FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION II FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTIX
THE HARTFORD CAPITAL APPRECIATION II FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION II FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTRX
THE HARTFORD CAPITAL APPRECIATION II FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION II FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTSX
THE HARTFORD CAPITAL APPRECIATION II FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION II FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTTX
THE HARTFORD CAPITAL APPRECIATION II FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION II FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTYX
THE HARTFORD CHECKS AND BALANCES FUND (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKAX
THE HARTFORD CHECKS AND BALANCES FUND (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKBX
THE HARTFORD CHECKS AND BALANCES FUND (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKCX
THE HARTFORD CHECKS AND BALANCES FUND (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKIX
THE HARTFORD CHECKS AND BALANCES FUND (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKRX
THE HARTFORD CHECKS AND BALANCES FUND (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKSX
THE HARTFORD CHECKS AND BALANCES FUND (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKTX
THE HARTFORD CONSERVATIVE ALLOCATION FUND (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVAX
THE HARTFORD CONSERVATIVE ALLOCATION FUND (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVBX
THE HARTFORD CONSERVATIVE ALLOCATION FUND (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVCX
THE HARTFORD CONSERVATIVE ALLOCATION FUND (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVIX
THE HARTFORD CONSERVATIVE ALLOCATION FUND (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVRX
THE HARTFORD CONSERVATIVE ALLOCATION FUND (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVSX
THE HARTFORD CONSERVATIVE ALLOCATION FUND (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVTX
THE HARTFORD CORPORATE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD CORPORATE OPPORTUNITIES FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTIAX
THE HARTFORD CORPORATE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD CORPORATE OPPORTUNITIES FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTIBX
THE HARTFORD CORPORATE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD CORPORATE OPPORTUNITIES FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTICX
THE HARTFORD CORPORATE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD CORPORATE OPPORTUNITIES FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTIRX
THE HARTFORD CORPORATE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD CORPORATE OPPORTUNITIES FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTISX
THE HARTFORD CORPORATE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD CORPORATE OPPORTUNITIES FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTITX
THE HARTFORD CORPORATE OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD CORPORATE OPPORTUNITIES FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTIYX
THE HARTFORD DISCIPLINED EQUITY FUND (Prospectus Summary) | THE HARTFORD DISCIPLINED EQUITY FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAIAX
THE HARTFORD DISCIPLINED EQUITY FUND (Prospectus Summary) | THE HARTFORD DISCIPLINED EQUITY FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGIBX
THE HARTFORD DISCIPLINED EQUITY FUND (Prospectus Summary) | THE HARTFORD DISCIPLINED EQUITY FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGICX
THE HARTFORD DISCIPLINED EQUITY FUND (Prospectus Summary) | THE HARTFORD DISCIPLINED EQUITY FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGIRX
THE HARTFORD DISCIPLINED EQUITY FUND (Prospectus Summary) | THE HARTFORD DISCIPLINED EQUITY FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGISX
THE HARTFORD DISCIPLINED EQUITY FUND (Prospectus Summary) | THE HARTFORD DISCIPLINED EQUITY FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGITX
THE HARTFORD DISCIPLINED EQUITY FUND (Prospectus Summary) | THE HARTFORD DISCIPLINED EQUITY FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGIYX
THE HARTFORD DIVERSIFIED INTERNATIONAL FUND (Prospectus Summary) | THE HARTFORD DIVERSIFIED INTERNATIONAL FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVAX
THE HARTFORD DIVERSIFIED INTERNATIONAL FUND (Prospectus Summary) | THE HARTFORD DIVERSIFIED INTERNATIONAL FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVBX
THE HARTFORD DIVERSIFIED INTERNATIONAL FUND (Prospectus Summary) | THE HARTFORD DIVERSIFIED INTERNATIONAL FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVCX
THE HARTFORD DIVERSIFIED INTERNATIONAL FUND (Prospectus Summary) | THE HARTFORD DIVERSIFIED INTERNATIONAL FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVIX
THE HARTFORD DIVERSIFIED INTERNATIONAL FUND (Prospectus Summary) | THE HARTFORD DIVERSIFIED INTERNATIONAL FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVRX
THE HARTFORD DIVERSIFIED INTERNATIONAL FUND (Prospectus Summary) | THE HARTFORD DIVERSIFIED INTERNATIONAL FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVSX
THE HARTFORD DIVERSIFIED INTERNATIONAL FUND (Prospectus Summary) | THE HARTFORD DIVERSIFIED INTERNATIONAL FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVTX
THE HARTFORD DIVERSIFIED INTERNATIONAL FUND (Prospectus Summary) | THE HARTFORD DIVERSIFIED INTERNATIONAL FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVYX
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHGIX
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITDGX
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGCX
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGIX
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGRX
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGSX
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGTX
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGYX
THE HARTFORD EMERGING MARKETS LOCAL DEBT FUND (Prospectus Summary) | THE HARTFORD EMERGING MARKETS LOCAL DEBT FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLDAX
THE HARTFORD EMERGING MARKETS LOCAL DEBT FUND (Prospectus Summary) | THE HARTFORD EMERGING MARKETS LOCAL DEBT FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLDCX
THE HARTFORD EMERGING MARKETS LOCAL DEBT FUND (Prospectus Summary) | THE HARTFORD EMERGING MARKETS LOCAL DEBT FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLDIX
THE HARTFORD EMERGING MARKETS LOCAL DEBT FUND (Prospectus Summary) | THE HARTFORD EMERGING MARKETS LOCAL DEBT FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLDRX
THE HARTFORD EMERGING MARKETS LOCAL DEBT FUND (Prospectus Summary) | THE HARTFORD EMERGING MARKETS LOCAL DEBT FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLDSX
THE HARTFORD EMERGING MARKETS LOCAL DEBT FUND (Prospectus Summary) | THE HARTFORD EMERGING MARKETS LOCAL DEBT FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLDTX
THE HARTFORD EMERGING MARKETS LOCAL DEBT FUND (Prospectus Summary) | THE HARTFORD EMERGING MARKETS LOCAL DEBT FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLDYX
THE HARTFORD EMERGING MARKETS RESEARCH FUND (Prospectus Summary) | THE HARTFORD EMERGING MARKETS RESEARCH FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERAX
THE HARTFORD EMERGING MARKETS RESEARCH FUND (Prospectus Summary) | THE HARTFORD EMERGING MARKETS RESEARCH FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERCX
THE HARTFORD EMERGING MARKETS RESEARCH FUND (Prospectus Summary) | THE HARTFORD EMERGING MARKETS RESEARCH FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERIX
THE HARTFORD EMERGING MARKETS RESEARCH FUND (Prospectus Summary) | THE HARTFORD EMERGING MARKETS RESEARCH FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERRX
THE HARTFORD EMERGING MARKETS RESEARCH FUND (Prospectus Summary) | THE HARTFORD EMERGING MARKETS RESEARCH FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERSX
THE HARTFORD EMERGING MARKETS RESEARCH FUND (Prospectus Summary) | THE HARTFORD EMERGING MARKETS RESEARCH FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERTX
THE HARTFORD EMERGING MARKETS RESEARCH FUND (Prospectus Summary) | THE HARTFORD EMERGING MARKETS RESEARCH FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERYX
THE HARTFORD EQUITY GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD EQUITY GROWTH ALLOCATION FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAAAX
THE HARTFORD EQUITY GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD EQUITY GROWTH ALLOCATION FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAABX
THE HARTFORD EQUITY GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD EQUITY GROWTH ALLOCATION FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAACX
THE HARTFORD EQUITY GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD EQUITY GROWTH ALLOCATION FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAAIX
THE HARTFORD EQUITY GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD EQUITY GROWTH ALLOCATION FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAARX
THE HARTFORD EQUITY GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD EQUITY GROWTH ALLOCATION FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAASX
THE HARTFORD EQUITY GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD EQUITY GROWTH ALLOCATION FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAATX
THE HARTFORD EQUITY INCOME FUND (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQIAX
THE HARTFORD EQUITY INCOME FUND (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQIBX
THE HARTFORD EQUITY INCOME FUND (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQICX
THE HARTFORD EQUITY INCOME FUND (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQIIX
THE HARTFORD EQUITY INCOME FUND (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQIRX
THE HARTFORD EQUITY INCOME FUND (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQISX
THE HARTFORD EQUITY INCOME FUND (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQITX
THE HARTFORD EQUITY INCOME FUND (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQIYX
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLAX
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLBX
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLCX
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLIX
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLRX
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLSX
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLTX
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLYX
THE HARTFORD FLOATING RATE HIGH INCOME FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE HIGH INCOME FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHAX
THE HARTFORD FLOATING RATE HIGH INCOME FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE HIGH INCOME FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHCX
THE HARTFORD FLOATING RATE HIGH INCOME FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE HIGH INCOME FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHIX
THE HARTFORD FLOATING RATE HIGH INCOME FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE HIGH INCOME FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHRX
THE HARTFORD FLOATING RATE HIGH INCOME FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE HIGH INCOME FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHSX
THE HARTFORD FLOATING RATE HIGH INCOME FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE HIGH INCOME FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHTX
THE HARTFORD FLOATING RATE HIGH INCOME FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE HIGH INCOME FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHYX
THE HARTFORD FUNDAMENTAL GROWTH FUND (Prospectus Summary) | THE HARTFORD FUNDAMENTAL GROWTH FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFFAX
THE HARTFORD FUNDAMENTAL GROWTH FUND (Prospectus Summary) | THE HARTFORD FUNDAMENTAL GROWTH FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFFBX
THE HARTFORD FUNDAMENTAL GROWTH FUND (Prospectus Summary) | THE HARTFORD FUNDAMENTAL GROWTH FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFFCX
THE HARTFORD FUNDAMENTAL GROWTH FUND (Prospectus Summary) | THE HARTFORD FUNDAMENTAL GROWTH FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFFIX
THE HARTFORD FUNDAMENTAL GROWTH FUND (Prospectus Summary) | THE HARTFORD FUNDAMENTAL GROWTH FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFFRX
THE HARTFORD FUNDAMENTAL GROWTH FUND (Prospectus Summary) | THE HARTFORD FUNDAMENTAL GROWTH FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFFSX
THE HARTFORD FUNDAMENTAL GROWTH FUND (Prospectus Summary) | THE HARTFORD FUNDAMENTAL GROWTH FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFFTX
THE HARTFORD FUNDAMENTAL GROWTH FUND (Prospectus Summary) | THE HARTFORD FUNDAMENTAL GROWTH FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFFYX
THE HARTFORD GLOBAL ALL-ASSET FUND (Prospectus Summary) | THE HARTFORD GLOBAL ALL-ASSET FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLAAX
THE HARTFORD GLOBAL ALL-ASSET FUND (Prospectus Summary) | THE HARTFORD GLOBAL ALL-ASSET FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLACX
THE HARTFORD GLOBAL ALL-ASSET FUND (Prospectus Summary) | THE HARTFORD GLOBAL ALL-ASSET FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLAIX
THE HARTFORD GLOBAL ALL-ASSET FUND (Prospectus Summary) | THE HARTFORD GLOBAL ALL-ASSET FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLARX
THE HARTFORD GLOBAL ALL-ASSET FUND (Prospectus Summary) | THE HARTFORD GLOBAL ALL-ASSET FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLASX
THE HARTFORD GLOBAL ALL-ASSET FUND (Prospectus Summary) | THE HARTFORD GLOBAL ALL-ASSET FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLATX
THE HARTFORD GLOBAL ALL-ASSET FUND (Prospectus Summary) | THE HARTFORD GLOBAL ALL-ASSET FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLAYX
THE HARTFORD GLOBAL GROWTH FUND (Prospectus Summary) | THE HARTFORD GLOBAL GROWTH FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HALAX
THE HARTFORD GLOBAL GROWTH FUND (Prospectus Summary) | THE HARTFORD GLOBAL GROWTH FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGLBX
THE HARTFORD GLOBAL GROWTH FUND (Prospectus Summary) | THE HARTFORD GLOBAL GROWTH FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGLCX
THE HARTFORD GLOBAL GROWTH FUND (Prospectus Summary) | THE HARTFORD GLOBAL GROWTH FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HALRX
THE HARTFORD GLOBAL GROWTH FUND (Prospectus Summary) | THE HARTFORD GLOBAL GROWTH FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HALSX
THE HARTFORD GLOBAL GROWTH FUND (Prospectus Summary) | THE HARTFORD GLOBAL GROWTH FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HALTX
THE HARTFORD GLOBAL GROWTH FUND (Prospectus Summary) | THE HARTFORD GLOBAL GROWTH FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGLYX
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHAX
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHBX
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHCX
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHIX
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHRX
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHSX
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHTX
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHYX
THE HARTFORD GLOBAL REAL ASSET FUND (Prospectus Summary) | THE HARTFORD GLOBAL REAL ASSET FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLAX
THE HARTFORD GLOBAL REAL ASSET FUND (Prospectus Summary) | THE HARTFORD GLOBAL REAL ASSET FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLCX
THE HARTFORD GLOBAL REAL ASSET FUND (Prospectus Summary) | THE HARTFORD GLOBAL REAL ASSET FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLIX
THE HARTFORD GLOBAL REAL ASSET FUND (Prospectus Summary) | THE HARTFORD GLOBAL REAL ASSET FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLRX
THE HARTFORD GLOBAL REAL ASSET FUND (Prospectus Summary) | THE HARTFORD GLOBAL REAL ASSET FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLSX
THE HARTFORD GLOBAL REAL ASSET FUND (Prospectus Summary) | THE HARTFORD GLOBAL REAL ASSET FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLTX
THE HARTFORD GLOBAL REAL ASSET FUND (Prospectus Summary) | THE HARTFORD GLOBAL REAL ASSET FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLYX
THE HARTFORD GLOBAL RESEARCH FUND (Prospectus Summary) | THE HARTFORD GLOBAL RESEARCH FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLEAX
THE HARTFORD GLOBAL RESEARCH FUND (Prospectus Summary) | THE HARTFORD GLOBAL RESEARCH FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLEBX
THE HARTFORD GLOBAL RESEARCH FUND (Prospectus Summary) | THE HARTFORD GLOBAL RESEARCH FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLECX
THE HARTFORD GLOBAL RESEARCH FUND (Prospectus Summary) | THE HARTFORD GLOBAL RESEARCH FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLEJX
THE HARTFORD GLOBAL RESEARCH FUND (Prospectus Summary) | THE HARTFORD GLOBAL RESEARCH FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLERX
THE HARTFORD GLOBAL RESEARCH FUND (Prospectus Summary) | THE HARTFORD GLOBAL RESEARCH FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLESX
THE HARTFORD GLOBAL RESEARCH FUND (Prospectus Summary) | THE HARTFORD GLOBAL RESEARCH FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLETX
THE HARTFORD GLOBAL RESEARCH FUND (Prospectus Summary) | THE HARTFORD GLOBAL RESEARCH FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLEYX
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRAAX
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRABX
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRACX
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRAIX
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRARX
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRASX
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRATX
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHAX
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHBX
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHCX
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHIX
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHRX
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHSX
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHTX
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHYX
THE HARTFORD INFLATION PLUS FUND (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPAX
THE HARTFORD INFLATION PLUS FUND (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPBX
THE HARTFORD INFLATION PLUS FUND (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPCX
THE HARTFORD INFLATION PLUS FUND (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPIX
THE HARTFORD INFLATION PLUS FUND (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPRX
THE HARTFORD INFLATION PLUS FUND (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPSX
THE HARTFORD INFLATION PLUS FUND (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPTX
THE HARTFORD INFLATION PLUS FUND (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPYX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCAX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCBX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCCX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCJX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCRX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCSX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCTX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCYX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHOAX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIOBX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIOCX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHOIX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHORX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHOSX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHOTX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAOYX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSAX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSBX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSCX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSRX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSSX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSTX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSYX
THE HARTFORD INTERNATIONAL VALUE FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL VALUE FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILAX
THE HARTFORD INTERNATIONAL VALUE FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL VALUE FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILCX
THE HARTFORD INTERNATIONAL VALUE FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL VALUE FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILIX
THE HARTFORD INTERNATIONAL VALUE FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL VALUE FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILRX
THE HARTFORD INTERNATIONAL VALUE FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL VALUE FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILSX
THE HARTFORD INTERNATIONAL VALUE FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL VALUE FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILTX
THE HARTFORD INTERNATIONAL VALUE FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL VALUE FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILYX
THE HARTFORD MIDCAP FUND (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFMCX
THE HARTFORD MIDCAP FUND (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAMBX
THE HARTFORD MIDCAP FUND (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMDCX
THE HARTFORD MIDCAP FUND (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFMIX
THE HARTFORD MIDCAP FUND (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFMRX
THE HARTFORD MIDCAP FUND (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFMSX
THE HARTFORD MIDCAP FUND (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFMTX
THE HARTFORD MIDCAP FUND (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMDYX
THE HARTFORD MIDCAP VALUE FUND (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVAX
THE HARTFORD MIDCAP VALUE FUND (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVBX
THE HARTFORD MIDCAP VALUE FUND (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVCX
THE HARTFORD MIDCAP VALUE FUND (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVJX
THE HARTFORD MIDCAP VALUE FUND (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVRX
THE HARTFORD MIDCAP VALUE FUND (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVSX
THE HARTFORD MIDCAP VALUE FUND (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVTX
THE HARTFORD MIDCAP VALUE FUND (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVYX
THE HARTFORD MONEY MARKET FUND (Prospectus Summary) | THE HARTFORD MONEY MARKET FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHAXX
THE HARTFORD MONEY MARKET FUND (Prospectus Summary) | THE HARTFORD MONEY MARKET FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMBXX
THE HARTFORD MONEY MARKET FUND (Prospectus Summary) | THE HARTFORD MONEY MARKET FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRCXX
THE HARTFORD MONEY MARKET FUND (Prospectus Summary) | THE HARTFORD MONEY MARKET FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHRXX
THE HARTFORD MONEY MARKET FUND (Prospectus Summary) | THE HARTFORD MONEY MARKET FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHSXX
THE HARTFORD MONEY MARKET FUND (Prospectus Summary) | THE HARTFORD MONEY MARKET FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHTXX
THE HARTFORD MONEY MARKET FUND (Prospectus Summary) | THE HARTFORD MONEY MARKET FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAYXX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMAX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMBX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMCX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMIX
THE HARTFORD SHORT DURATION FUND (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDAX
THE HARTFORD SHORT DURATION FUND (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDBX
THE HARTFORD SHORT DURATION FUND (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDCX
THE HARTFORD SHORT DURATION FUND (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDIX
THE HARTFORD SHORT DURATION FUND (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDRX
THE HARTFORD SHORT DURATION FUND (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDSX
THE HARTFORD SHORT DURATION FUND (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDTX
THE HARTFORD SHORT DURATION FUND (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDYX
THE HARTFORD SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHSAX
THE HARTFORD SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSCBX
THE HARTFORD SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMCX
THE HARTFORD SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHSIX
THE HARTFORD SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHSRX
THE HARTFORD SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHSSX
THE HARTFORD SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHSUX
THE HARTFORD SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSCYX
THE HARTFORD SMALL/MID CAP EQUITY FUND (Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMAX
THE HARTFORD SMALL/MID CAP EQUITY FUND (Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMBX
THE HARTFORD SMALL/MID CAP EQUITY FUND (Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTSCX
THE HARTFORD SMALL/MID CAP EQUITY FUND (Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMRX
THE HARTFORD SMALL/MID CAP EQUITY FUND (Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMSX
THE HARTFORD SMALL/MID CAP EQUITY FUND (Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMTX
THE HARTFORD SMALL/MID CAP EQUITY FUND (Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMYX
THE HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNAX
THE HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNBX
THE HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNCX
THE HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNIX
THE HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNRX
THE HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNSX
THE HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNTX
THE HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNYX
THE HARTFORD TARGET RETIREMENT 2010 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2010 FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTTAX
THE HARTFORD TARGET RETIREMENT 2010 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2010 FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTTRX
THE HARTFORD TARGET RETIREMENT 2010 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2010 FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTTSX
THE HARTFORD TARGET RETIREMENT 2010 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2010 FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTTTX
THE HARTFORD TARGET RETIREMENT 2010 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2010 FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTTYX
THE HARTFORD TARGET RETIREMENT 2015 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2015 FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTJRX
THE HARTFORD TARGET RETIREMENT 2015 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2015 FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTJSX
THE HARTFORD TARGET RETIREMENT 2015 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2015 FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTJTX
THE HARTFORD TARGET RETIREMENT 2020 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2020 FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTWAX
THE HARTFORD TARGET RETIREMENT 2020 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2020 FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTWRX
THE HARTFORD TARGET RETIREMENT 2020 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2020 FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTWSX
THE HARTFORD TARGET RETIREMENT 2020 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2020 FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTWTX
THE HARTFORD TARGET RETIREMENT 2020 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2020 FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTWYX
THE HARTFORD TARGET RETIREMENT 2025 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2025 FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTKRX
THE HARTFORD TARGET RETIREMENT 2025 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2025 FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTKSX
THE HARTFORD TARGET RETIREMENT 2025 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2025 FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTKTX
THE HARTFORD TARGET RETIREMENT 2030 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2030 FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTHAX
THE HARTFORD TARGET RETIREMENT 2030 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2030 FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTHRX
THE HARTFORD TARGET RETIREMENT 2030 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2030 FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTHSX
THE HARTFORD TARGET RETIREMENT 2030 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2030 FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTHTX
THE HARTFORD TARGET RETIREMENT 2030 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2030 FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTHYX
THE HARTFORD TARGET RETIREMENT 2035 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2035 FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTLRX
THE HARTFORD TARGET RETIREMENT 2035 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2035 FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTLSX
THE HARTFORD TARGET RETIREMENT 2035 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2035 FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTLTX
THE HARTFORD TARGET RETIREMENT 2040 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2040 FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTMRX
THE HARTFORD TARGET RETIREMENT 2040 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2040 FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTMSX
THE HARTFORD TARGET RETIREMENT 2040 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2040 FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTMTX
THE HARTFORD TARGET RETIREMENT 2045 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2045 FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNRX
THE HARTFORD TARGET RETIREMENT 2045 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2045 FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNSX
THE HARTFORD TARGET RETIREMENT 2045 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2045 FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNTX
THE HARTFORD TARGET RETIREMENT 2050 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2050 FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTPRX
THE HARTFORD TARGET RETIREMENT 2050 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2050 FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTPSX
THE HARTFORD TARGET RETIREMENT 2050 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2050 FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTPTX
THE HARTFORD WORLD BOND FUND (Prospectus Summary) | THE HARTFORD WORLD BOND FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDAX
THE HARTFORD WORLD BOND FUND (Prospectus Summary) | THE HARTFORD WORLD BOND FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDCX
THE HARTFORD WORLD BOND FUND (Prospectus Summary) | THE HARTFORD WORLD BOND FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDIX
THE HARTFORD WORLD BOND FUND (Prospectus Summary) | THE HARTFORD WORLD BOND FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDRX
THE HARTFORD WORLD BOND FUND (Prospectus Summary) | THE HARTFORD WORLD BOND FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDSX
THE HARTFORD WORLD BOND FUND (Prospectus Summary) | THE HARTFORD WORLD BOND FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDTX
THE HARTFORD WORLD BOND FUND (Prospectus Summary) | THE HARTFORD WORLD BOND FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDYX
THE HARTFORD VALUE FUND (Prospectus Summary) | THE HARTFORD VALUE FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVFAX
THE HARTFORD VALUE FUND (Prospectus Summary) | THE HARTFORD VALUE FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVFBX
THE HARTFORD VALUE FUND (Prospectus Summary) | THE HARTFORD VALUE FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVFCX
THE HARTFORD VALUE FUND (Prospectus Summary) | THE HARTFORD VALUE FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVFIX
THE HARTFORD VALUE FUND (Prospectus Summary) | THE HARTFORD VALUE FUND | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVFRX
THE HARTFORD VALUE FUND (Prospectus Summary) | THE HARTFORD VALUE FUND | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVFSX
THE HARTFORD VALUE FUND (Prospectus Summary) | THE HARTFORD VALUE FUND | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVFTX
THE HARTFORD VALUE FUND (Prospectus Summary) | THE HARTFORD VALUE FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVFYX